Unaudited Condensed Consolidated Interim Statements of Financial Position - GBP (£)	Jun. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	£ 3,336,000	£ 2,690,000
Right of use assets	2,784,000	3,121,000
Intangible assets	1,529,000	2,048,000
Non-current assets	7,649,000	7,859,000
Current assets
Trade and other receivables	19,727,000	18,864,000
Financial assets at amortized cost		59,886,000
Restricted cash	1,700,000	1,700,000
Cash and cash equivalents	89,693,000	62,927,000
Current assets	111,120,000	143,377,000
Total assets	118,769,000	151,236,000
Equity
Share capital	16,517	15,952
Other reserves	91,168,000	94,857,000
Share premium	257,838,000	257,197,000
Accumulated deficit	(352,648,000)	(344,752,000)
Total equity	(3,625,000)	7,318,000
Non-current liabilities
Lease liabilities	2,259,000	2,645,000
Provisions	317,000	365,000
Derivative financial liabilities	100,834,000	115,247,000
Trade and other payables	3,933,000	4,153,000
Non-current liabilities	107,343,000	122,410,000
Current liabilities
Lease liabilities	676,000	516,000
Warrant liabilities	2,727,000	4,961,000
Trade and other payables	11,648,000	16,031,000
Current liabilities	15,051,000	21,508,000
Total liabilities	122,394,000	143,918,000
Total equity and liabilities	£ 118,769,000	£ 151,236,000